Schedule I Condensed Non-Consolidated Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule I Condensed Non-Consolidated Financial Information of Registrant
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2019 $	As at December 31, 2018 $
ASSETS
Current
Cash and cash equivalents	49,655	81,681
Accounts receivable	199	202
Prepaid expenses and other	—	12
Due from affiliates	249,197	676,087
Total current assets	299,051	757,982
Investments in and advances to subsidiaries (note 1)	756,140	488,547
Other assets	—	329
Total assets	1,055,191	1,246,858
LIABILITIES AND EQUITY
Current
Accounts payable	13,995	1,339
Accrued liabilities	8,684	24,641
Due to affiliates	351,618	203,585
Current portion of long-term debt	36,674	—
Other current liabilities	718	584
Total current liabilities	411,689	230,149
Long-term debt (note 2)	349,977	614,341
Other long-term liabilities	9,360	7,911
Total liabilities	771,026	852,401
Equity
Common stock and additional paid-in capital	1,052,284	1,045,659
Accumulated deficit	(768,119)	(651,202)
Total equity	284,165	394,457
Total liabilities and equity	1,055,191	1,246,858
The accompanying notes are an integral part of the condensed non-consolidated financial information.

TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Revenues	—	345	5,089
Voyage expenses	—	20	(242)
Operating expenses	(412)	(26)	—
Time-charter hire expense	—	—	(17,765)
General and administrative expenses	(19,463)	(23,799)	(20,549)
Loss from operations	(19,875)	(23,460)	(33,467)
Interest expense	(46,243)	(60,166)	(53,103)
Interest income	1,561	2,839	422
Impairments of investments and advances (note 1)	(103,420)	(651,473)	(338,749)
Dividend income (note 1)	62,100	32,751	58,000
Other	(5,662)	(6,008)	4,764
Net loss before income taxes	(111,539)	(705,517)	(362,133)
Income tax recovery (expense)	7	(208)	(251)
Net loss	(111,532)	(705,725)	(362,384)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net loss	(111,532)	(705,725)	(362,384)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(270)	(2,932)	(2,336)
Impairments of investments and advances	103,420	651,473	338,749
Income tax (recovery) expense	(7)	208	251
Stock-based compensation	7,400	7,329	6,952
Dividends-in-kind	(10,000)	(10,000)	(58,000)
Other	19,160	7,453	3,262
Change in operating assets and liabilities	(15,314)	(36,296)	718
Net operating cash flow	(7,143)	(88,490)	(72,788)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	250,000	120,713	—
Debt issuance costs	(15,029)	—	—
Prepayments of long-term debt	(480,851)	(85,654)	—
Advances from affiliates	227,157	39,293	103,400
Net proceeds from equity issuances	—	103,655	25,636
Cash dividends paid	(5,523)	(22,081)	(18,967)
Other financing activities	(637)	(651)	(662)
Net financing cash flow	(24,883)	155,275	109,407
INVESTING ACTIVITIES
Investments in subsidiaries	—	(7,109)	(24,443)
Other investing activities	—	(45)	1,289
Net investing cash flow	—	(7,154)	(23,154)
(Decrease) increase in cash and cash equivalents	(32,026)	59,631	13,465
Cash and cash equivalents, beginning of the year	81,681	22,050	8,585
Cash and cash equivalents, end of the year	49,655	81,681	22,050
Supplemental cash flow information (note 4)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
1. Summary of Significant Accounting Policies
Basis of presentation
The accompanying condensed non-consolidated financial information is required by SEC Regulation S-X 5-04 for Teekay Corporation (or Teekay), which requires the inclusion of financial information for Teekay on a stand-alone basis if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year. The restricted net assets of consolidated subsidiaries was $266.4 million, or 55% of total consolidated net assets, as at December 31, 2019.
Teekay’s investments in subsidiaries are presented in this financial information under the cost method of accounting, whereby Teekay’s investment in subsidiaries is measured initially at cost. Under the cost method of accounting for investments in common stock, dividends are the basis for recognition of earnings from an investment. Under this method, an investor recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. Teekay received dividends from its subsidiaries of $62.1 million (2019), $32.8 million (2018) and $58.0 million (2017), respectively.
Teekay recognizes an impairment loss on its investments in its subsidiaries when the fair value of its investments is lower than the carrying value. The fair value of Teekay's investments in its subsidiaries is primarily influenced by the publicly-traded price of Teekay LNG's common units, the publicly-traded share price of Teekay Tankers' common shares, and the fair value of the three FPSO units, as of the respective balance sheet dates.
A substantial amount of Teekay’s operating, investing and financing activities are conducted by its affiliates and not reflected in this financial information. The condensed non-consolidated financial information should be read in conjunction with Teekay’s consolidated financial statements.
2. Long-term debt

	December 31, 2019 $	December 31, 2018 $
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Total principal	411,712	633,577
Less unamortized discount and debt issuance costs	(25,061)	(19,236)
Total debt	386,651	614,341
Less current portion	(36,674)	—
Long-term portion	349,977	614,341

The Company’s 8.5% senior unsecured notes are due January 15, 2020 with an original aggregate principal amount of $450 million (or the Original Notes). The Original Notes issued on January 27, 2010 were sold at a price equal to 99.2% of par. During 2014, the Company repurchased $57.3 million of the Original Notes. In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Additional Notes) at 99.01% of face value, plus accrued interest from July 15, 2015. The Additional Notes were an additional issuance of the Company’s Original Notes (collectively referred to as the 2020 Notes). The Additional Notes were issued under the same indenture governing the Original Notes and are fungible with the Original Notes. The discount on the 2020 Notes is accreted through the maturity date of the notes using the effective interest rate of 8.67% per year. During 2018, the Company repurchased $84.1 million in aggregate principal amount of the 2020 Notes. During the first quarter of 2019, the Company repurchased an additional $10.9 million in aggregate principal amount of the 2020 Notes.

In May 2019, the Company completed a cash tender offer and purchased $460.9 million in aggregate principal amount of the 2020 Notes and issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). The Company recognized a loss of $10.6 million on the purchase of the 2020 Notes for the year ended December 31, 2019 which is included in other loss in the condensed statements of loss. The 2022 Notes are guaranteed on a senior secured basis by certain of our subsidiaries and are secured by first-priority liens on two of Teekay's FPSO units, a pledge of the equity interests in Teekay's subsidiary that owns all of Teekay's common units of Teekay LNG Partners L.P. and all of Teekay’s Class A common shares of Teekay Tankers Ltd. and a pledge of the equity interests in Teekay's subsidiaries that own Teekay Parent's three FPSO units.

The 2020 Notes rank equally in right of payment with all of Teekay's existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 2020 Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.

The Company may redeem the 2020 Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 2020 Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 2020 Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date. In January 2020, the Company repaid all remaining 2020 Notes at maturity.

The Company may redeem the 2022 Notes in whole or in part at any time prior to November 15, 2020 at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus the greater of (i) 1.0% of the principal amount of such 2022 Notes and (ii) the excess, if any, of the sum of the present values of the remaining scheduled payments of principal and interest on the 2022 Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points over the principal amount of such 2022 Notes, plus accrued and unpaid interest to, but excluding, the redemption date.

The Company may redeem the 2022 Notes in whole or in part at a redemption price equal to a percentage of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date, as follows: 104.625% at any time on or after November 15, 2020, but prior to November 15, 2021; 102.313% at any time on or after November 15, 2021, but prior to August 15, 2022; and 100% at any time on or after August 15, 2022.

On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (the Convertible Notes). The Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share. On issuance of the Convertible Notes, $104.6 million of the net proceeds was reflected in long-term debt, including unamortized discount, and is being accreted to $125.0 million over its five-year term through interest expense. The remaining amount of the net proceeds of $16.1 million was allocated to the conversion feature and reflected in additional paid-in capital.
3. Guarantees
Teekay Corporation has guaranteed obligations pursuant to certain credit facilities of its subsidiaries. As at December 31, 2019, the aggregate outstanding balance on such credit facilities of Teekay Tankers was $145.0 million (December 31, 2018 – $166.4 million). As a result of a refinancing during the first quarter of 2020 of one of the two term loans, which had an outstanding balance of $52.2 million as at December 31, 2019, Teekay is no longer a guarantor of that term loan as of the date these consolidated financial statements were issued.
4. Supplemental Cash Flow Information
During 2018, one of the Company's subsidiaries returned capital in the amount of $1.7 million, paid-in-kind, which was treated as a non-cash transaction in the Company's condensed statement of cash flows.

During 2019, 2018 and 2017, the Company received dividends of $10.0 million, $10.0 million and $58.0 million, respectively, paid-in-kind, which were treated as non-cash transactions in the Company's condensed statement of cash flows.